UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Floating Rate Income Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Floating Rate Income Fund

SEMIANNUAL REPORT February 28, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Floating Rate Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Floating Rate Income Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris, and Leland Hart of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus Floating Rate Income Fund’s Class A shares produced a total return of 0.32%, Class C shares returned -0.07%, Class I shares returned 0.44%, and Class Y shares returned 0.54%.1 The fund’s benchmark, the Credit Suisse Leveraged Loan Index (the “Index”), produced a total return of 1.39% for the same period.2 The S&P/LSTA U.S. Leveraged Loan Index, the fund’s former benchmark, produced a total return of 1.27% for the same period.3

Floating-rate notes generally produced modestly positive total returns over the reporting period amid volatile interest rates and slowing growth. The fund lagged the Index partially due to sector allocation and positioning in collateralized loan obligation (CLO) securities and high yield bonds, which underperformed the broader market during much of the reporting period.

Effective December 31, 2018, the fund’s performance benchmark index became the Credit Suisse Leveraged Loan Index.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating-rate loans and other floating-rate securities. These investments effectively should enable the fund to achieve a floating rate of income. The fund currently intends to invest principally in floating-rate loans and other floating-rate securities of U.S. issuers, but may invest up to 30% of its net assets in securities of foreign issuers.

We buy and sell securities through a value-oriented, bottom-up research process that incorporates a top-down overlay. We use fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across quality segments, industries, and credits while seeking to mitigate downside risk. Fundamental analysis is complemented by our top-down outlook, which considers market fundamentals, technical metrics, and valuation.

Interest-Rate and Spread Volatility Drove Bond Performance

U.S. debt markets were driven by fluctuating interest rates and spread volatility throughout the reporting period. In the late summer and early fall, interest rates rose at many points along the yield curve and many risk assets outperformed like-duration Treasuries. However, the market hit an inflection point in the fourth quarter. Concerns over decelerating growth and the possibility of continued U.S. Federal Reserve (“Fed”) interest-rate hikes in the face of unsupportive data triggered a sell-off that lasted throughout the remainder of 2018. Spreads widened and risk assets came under pricing pressure, which was exacerbated by a lack of liquidity within the market. However, the volatility subsided in January, in part due to the Fed’s announcement after its first meeting of 2019 which emphasized its focus on data as a primary driver for rate-hike decisions and its ability to suspend additional rate increases when the data is not supportive.

The U.S. loan market, which had performed well through the majority of 2018, started to see outflows in late November. This pressured prices and induced more selling, particularly throughout the month of December as market expectations for additional interest-rate hikes evaporated, leading to record outflows by retail investors in spite of sound fundamentals. Loans, high yield bonds and CLO structured credit security spreads widened, which hurt asset prices. However, January spread compression in loans, high yield bonds and to a lesser extent, CLO structured credit, led to a price recovery that lasted through the end of the reporting period.

Supply-and-Demand and Liquidity Dynamics Drive Markets

The fund’s performance compared to the Index was constrained over the reporting period by several factors. First, CLO holdings came under pressure during the period with market demand beginning to evaporate in October as investors exhibited fatigue from the year’s record issuance. This created knock-on effects for loan

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

demand, as CLOs represent approximately half of the demand for U.S. bank loans. Retail outflows materialized in November and accelerated in December, putting additional downward pressure on these asset classes. In addition, sector allocation effects were negative for the period. The portfolio was overweight to metals and mining, services and energy, which detracted from relative results. Issue selection within energy, health care and automobiles also provided a headwind. The fund’s position in high yield bonds, which is maintained for liquidity purposes, hurt relative returns as well for six months.

The fund achieved better results through other strategies. Quality selection was positive for the period. The fund was underweight to CCC rated securities, which benefited portfolio results as lower-quality debt underperformed for much of the period. The fund was overweight to B rated debt, which outpaced BB rated debt during the fourth quarter. The fund was underweight to BB rated securities which lagged during the November and December market volatility. BB rated debt is generally more liquid than B rated debt, which led to increased selling of BB rated securities during high outflows. Being underweight helped relative results for the period. In addition, issue selection within services, other media and financial industries was positive.

At times during the reporting period, we employed forward contracts to hedge the fund’s positions in instruments denominated in foreign currencies.

Positioned for Moderating Economic Growth

At the end of the reporting period, fundamentals across asset classes appear firm despite signs that global growth and corporate earnings are slowing. However, the fourth-quarter earnings season was generally positive and we expect the environment to continue to support leveraged credit. Leverage is reasonable and interest coverage ratios have increased to near-record levels despite higher LIBOR and short-term interest rates. Default risk is low, and we expect it will remain below historical averages for the next year. At this time, loan yields are at their highest levels since 2011 and average prices are below par. We believe the loan market offers an attractive value, even in the absence of rising interest rates.

Given this outlook, we are maintaining our overweight to higher-spread, mid-quality B rated securities. We remain underweight to high-quality, low-spread BBs, and are underweight to CCC rated loans due to small tranche sizes and resulting liquidity concerns. We have been reducing our exposure to cyclical industries, such as commodity chemicals and building materials. We have increased exposure to defensive industries, such as health care. We continue to hold our position in BB rated CLOs given their attractive yield and higher quality relative to the underlying loan market.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by the fund’s investment adviser pursuant to an agreement in effect through December 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Morningstar – The Credit Suisse Leveraged Loan Index is a monthly rebalanced index. It is designed to mirror the investable universe of the USD-denominated leveraged loan market. Investors cannot invest directly in any index.

3 Source: Lipper Inc. – The S&P/LSTA U.S. Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors cannot invest directly in any index.

Floating-rate loans are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

The risks of an investment in a collateralized loan obligation (CLO) depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CLO securities as an asset class.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Floating Rate Income Fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.17	$8.87	$3.93	$3.68
Ending value (after expenses)	$1,003.20	$999.30	$1,004.40	$1,005.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.21	$8.95	$3.96	$3.71
Ending value (after expenses)	$1,019.64	$1,015.92	$1,020.88	$1,021.12

†  Expenses are equal to the fund’s annualized expense ratio of 1.04% for Class A, 1.79% for Class C, .79% for Class I and .74% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.2%
Collateralized Loan Obligations Debt - 5.3%
AMMC CLO 15, Ser. 2014-15A, Cl. ERR, 3 Month LIBOR +6.91%		9.24	1/15/2032	1,500,000	[b,c]	1,482,302
Arch Street CLO, Ser. 2016-2A, Cl. ER, 3 Month LIBOR +6.30%		8.77	10/20/2028	2,000,000	[b,c]	1,949,710
Babson CLO, Ser. 2015-1A, Cl. ER, 3 Month LIBOR +5.50%		7.97	1/20/2031	3,000,000	[b,c]	2,743,743
Babson CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		7.94	4/15/2031	2,900,000	[b,c]	2,724,814
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,c]	2,074,520
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%		7.85	4/17/2031	4,000,000	[b,c]	3,732,644
Catamaran CLO, Ser. 2015-1A, Cl. E, 3 Month LIBOR +5.15%		7.62	4/22/2027	3,000,000	[b,c]	2,783,604
CIFC Funding, Ser. 2012-2RA, Cl. D, 3 Month LIBOR +5.45%		7.92	1/20/2028	1,000,000	[b,c]	974,889
CIFC Funding, Ser. 2014-3A, Cl. ER2, 3 Month LIBOR +6.10%		8.57	10/22/2031	2,000,000	[b,c]	1,888,510
Dryden 37 Senior Loan Fund, Ser. 2015-37A, Cl. ER, 3 Month LIBOR +5.15%		7.59	1/15/2031	5,000,000	[b,c]	4,598,170
GoldenTree Loan Management US CLO 2, Ser. 2017-2A, Cl. E, 3 Month LIBOR +4.70%		7.17	11/28/2030	1,984,000	[b,c]	1,768,675
Marathon CLO X, Ser. 2017-10A, Cl. D, 3 Month LIBOR +6.37%		8.99	11/15/2029	2,500,000	[b,c]	2,415,850
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.44	7/16/2031	1,250,000	[b,c]	1,146,569
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		8.97	10/17/2030	2,000,000	[b,c]	1,914,968
OZLM VI, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.50	4/17/2031	4,000,000	[b,c]	3,711,276

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.2% (continued)
Collateralized Loan Obligations Debt - 5.3% (continued)
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%	8.49	5/20/2031	1,500,000	[b,c]	1,431,617
Sounds Point CLO IV-R, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%	8.69	4/18/2031	3,000,000	[b,c]	2,873,001
TICP CLO IX, Ser. 2017-9A, Cl. E, 3 Month LIBOR +5.60%	8.07	1/20/2031	5,000,000	[b,c]	4,619,855
TICP CLO X, Ser. 2018-10A, Cl. E, 3 Month LIBOR +5.50%	7.97	4/20/2031	3,000,000	[b,c]	2,731,410
Venture 35 CLO, Ser. 2018-35A, Cl. E, 3 Month LIBOR +6.20%	8.70	10/22/2031	2,000,000	[b,c]	1,934,968
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%	8.82	10/20/2031	2,000,000	[b,c]	1,934,870
				51,435,965
Diversified Financials - .3%
Nationstar Mortgage, Gtd. Notes	6.50	7/1/2021	3,000,000		3,016,230
Health Care - .3%
MPH Acquisition Holdings, Gtd. Notes	7.13	6/1/2024	3,000,000	[c]	2,996,250
Materials - .3%
ARD Securities Finance, Sr. Scd. Notes	8.75	1/31/2023	2,653,628	[c]	2,507,678
Total Bonds and Notes (cost $63,232,627)			59,956,123

Floating Rate Loan Interests - 89.7%
Advertising - 1.1%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.99	9/27/2024	5,016,482	[b]	4,960,122
Red Ventures, First Lien Initial Term B Loan, 1 Month LIBOR +3.00%	5.49	11/8/2024	5,795,585	[b]	5,792,687
				10,752,809
Automobiles & Components - .9%
Dealer Tire, Initial Term Loan, 1 Month LIBOR +5.50%	7.99	12/12/2025	3,700,000	[b]	3,713,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Automobiles & Components - .9% (continued)
UOS, Initial Term Loan, 1 Month LIBOR +5.50%	7.99	4/18/2023	4,483,332	[b]	4,528,166
				8,242,041
Building Materials - .6%
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%	5.49	10/25/2023	6,298,815	[b]	5,878,117
Chemicals - 3.5%
AgroFresh, Term Loan, 3 Month LIBOR +4.75%	7.55	7/30/2021	1,886,466	[b]	1,869,960
Albaugh, 2017 Refinancing Term Loan, 1 Month LIBOR +3.50%	5.99	12/23/2024	2,326,500	[b]	2,329,408
Allnex USA, Term B-2 Loan, 1-3 Month LIBOR +3.25%	5.81	9/13/2023	2,459,606	[b]	2,437,063
Allnex USA, Tranche B-3 Term Loan, 1-3 Month LIBOR +3.25%	5.81	9/13/2023	1,853,121	[b]	1,836,137
Colouroz Investment 2, First Lien Term B-1 Loan, 2-3 Month LIBOR +3.00%	5.72	9/7/2021	3,304,876	[b]	3,105,212
Cyanco Intermediate, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	5.99	3/16/2025	3,567,503	[b]	3,542,245
Encapsys, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	5.74	11/7/2024	3,847,472	[b]	3,810,594
Encapsys, Second Lien Initial Term Loan, 1 Month LIBOR +7.50%	9.99	11/7/2025	1,419,000	[b]	1,362,240
Flint Group, First Lien Term C Loan, 2-3 Month LIBOR +3.00%	5.72	9/7/2021	597,092	[b]	561,018
OCI Partners, Term Loan, 3 Month LIBOR +4.00%	6.80	3/13/2025	4,684,312	[b]	4,684,312
Oxea, Term B-2 Loan, 1 Month LIBOR +3.50%	6.06	10/14/2024	4,755,008	[b]	4,751,037
Polar US Borrower, First Lien Term Loan, 3 Month LIBOR +4.75%	7.54	10/15/2025	3,553,764	[b]	3,553,764
				33,842,990

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Commercial & Professional Services - 9.9%
Allied Universal Holdco, Incremental Term Loan, 1 Month LIBOR +4.25%		6.74	7/28/2022	5,560,647	[b]	5,505,040
AVSC Holding, Second Lien Initial Loan, 3 Month LIBOR +7.25%		9.99	9/1/2025	1,061,750	[b]	999,372
AVSC Holding, Term Loan, 1-3 Month LIBOR +3.25%		5.90	3/3/2025	5,877,167	[b]	5,791,448
Camelot Finance, 2017-2 Refinancing Term Loan, 1 Month LIBOR +3.25%		5.74	10/3/2023	13,231	[b]	13,209
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		6.50	2/9/2026	1,377,784	[b]	1,385,706
CHG Healthcare Services, New Term Loan, 1-3 Month LIBOR +3.00%		5.62	6/7/2023	4,135,016	[b]	4,125,960
Constellis Holdings, First Lien Initial Term B Loan, 2-3 Month LIBOR +5.00%		7.69	4/21/2024	5,269,750	[b]	5,098,483
Creative Artists Agency, Amendment No 7 Refinancing Term Loan, 1 Month LIBOR +3.00%		5.48	2/15/2024	5,082,087	[b]	5,059,878
Electro Rent, Tranche B Term Loan, 2-3 Month LIBOR +5.00%		7.71	1/31/2024	2,488,324	[b]	2,499,210
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		7.30	4/18/2025	3,001,112	[b]	3,002,372
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		6.72	10/19/2023	2,476,944	[b]	2,405,732
Legalzoom.Com, First Lien Initial Term B Loan, 1 Month LIBOR +4.50%		6.99	11/21/2024	2,400,000	[b]	2,418,000
Lineage Logistics, Term Loan, 1 Month LIBOR +3.00%		5.49	2/27/2025	5,351,891	[b]	5,279,988
National Intergovernmental, First Lien Term Loan, 3 Month LIBOR +3.75%		6.55	5/23/2025	3,126,757	[b]	3,111,123
Packers Holdings, Term Loan, 1 Month LIBOR +3.00%		5.49	12/4/2024	5,699,981	[b]	5,621,606
Parexel International, Term Loan B, 1 Month LIBOR +2.75%		5.24	9/27/2024	4,493,125	[b]	4,372,844
PI Lux Finco, Facility B-2 Term Loan, 1 Month EURIBOR +3.25% @ Floor	EUR	3.25	1/3/2025	2,000,000	[b]	2,237,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Commercial & Professional Services - 9.9% (continued)
PI Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%		9.74	12/22/2025	1,250,000	[b]	1,206,250
PI US Mergerco, Facility B-1 Term Loan, 1 Month LIBOR +3.50%		5.99	1/3/2025	2,713,138	[b]	2,699,585
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.49	5/1/2025	1,521,452	[b]	1,506,238
Restaurant Technologies, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.74	10/1/2025	2,327,676	[b]	2,332,052
Swordfish Merger, Term Loan, 1 Month LIBOR +3.00%		5.52	2/3/2025	4,750,963	[b]	4,644,066
Transaction Network Services, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		6.50	8/14/2022	3,618,472	[b]	3,565,697
USS Ultimate Holdings, Tranche B Term Loan, 1 Month LIBOR +3.75%		6.24	8/26/2024	3,063,007	[b]	3,063,007
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%		6.99	8/27/2025	7,003,165	[b]	7,025,050
Wand Newco 3, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		6.01	2/5/2026	5,050,000	[b]	5,070,831
Weight Watchers International, Term B Loan, 3 Month LIBOR +4.75%		7.56	11/29/2024	4,907,656	[b]	4,776,769
					94,816,880
Consumer Discretionary - 5.0%
AP Gaming I, First Lien Initial Term B Loan, 1 Month LIBOR +3.50%		5.99	2/15/2024	5,621,765	[b]	5,621,765
Citycenter Holdings, Refinancing Term Loan, 1 Month LIBOR +2.25%		4.74	4/18/2024	2,000,000	[b]	1,988,970
Hayward Industries, Term Loan, 1 Month LIBOR +3.50%		5.99	8/5/2024	4,663,916	[b]	4,615,808
Scientific Games International, Initial Term B-5 Loan, 1-2 Month LIBOR +2.75%		5.29	8/14/2024	3,000,000	[b]	2,978,580
SESAC Holdco II, First Lien Initial Term Loan, 1 Month LIBOR +3.00%		5.49	2/23/2024	2,947,500	[b]	2,877,497
SMG US Midco 2, Term Loan, 1 Month LIBOR +3.00%		5.49	1/23/2025	2,562,788	[b]	2,544,630
Stars Group Holdings, Euro Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	7/10/2025	4,000,000	[b]	4,581,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Consumer Discretionary - 5.0% (continued)
Stars Group Holdings, Term Loan, 2-3 Month LIBOR +3.50%	6.30	7/10/2025	4,901,606	[b]	4,910,527
Technicolor, First Incremental Term Loan, 3 Month LIBOR +2.75%	5.38	12/6/2023	2,352,000	[b]	2,113,860
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%	6.48	1/25/2024	3,406,591	[b]	3,426,469
Varsity Brands Holding, First Lien Term Loan, 1 Month LIBOR +3.50%	5.99	12/16/2024	3,655,246	[b]	3,635,854
William Morris Endeavor Entertainment, New Term B-1 Loan, 1 Month LIBOR +2.75%	5.25	5/19/2025	4,460,944	[b]	4,345,695
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%	7.49	7/11/2025	5,266,875	[b]	4,575,598
				48,216,333
Consumer Staples - .6%
Carlisle Foodservice Products, First Lien Delayed Draw Term Loan, 3 Month PRIME +1.00%	1.00	3/20/2025	772,868	[b,d]	749,357
Carlisle Foodservice Products, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	5.49	3/20/2025	3,400,683	[b]	3,297,234
KIK Custom Products, Term B-3 Loan, 1 Month LIBOR +4.00%	6.49	5/15/2023	2,400,000	[b]	2,251,992
				6,298,583
Diversified Financials - 2.8%
BHN Merger Sub, First Lien Term Loan, 1 Month LIBOR +3.00%	5.49	6/16/2025	5,199,511	[b]	5,163,790
Capital Automotive, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR +6.00%	8.49	3/24/2025	2,133,166	[b]	2,138,499
HNC Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	6.49	10/5/2023	2,357,970	[b]	2,357,239
Masergy Communications, 2017 Replacement First Lien Term Loan, 3 Month LIBOR +3.25%	6.05	12/15/2023	2,804,264	[b]	2,736,793
PGX Holdings, First Lien Term B Loan, 1 Month LIBOR +5.25%	7.75	9/29/2020	1,760,838	[b]	1,728,923

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Diversified Financials - 2.8% (continued)
TKC Holdings, First Lien Term Loan, 1 Month LIBOR +3.75%	6.25	2/1/2023	5,001,609	[b]	4,962,521
TKC Holdings, Second Lien Term Loan, 1 Month LIBOR +8.00%	10.50	2/1/2024	2,075,000	[b]	2,028,530
VFH Parent, First Lien Term Loan, 3 Month LIBOR +3.50%	3.50	3/1/2026	5,600,649	[b]	5,622,548
				26,738,843
Energy - 5.2%
Bison Midstream Holdings, Term Loan, 1 Month LIBOR +4.00%	6.48	5/21/2025	5,173,902	[b]	4,976,673
California Resources, Term 11/17 Loan, 1 Month LIBOR +4.75%	7.24	12/31/2022	2,864,815	[b]	2,830,194
Centurion Pipeline, First Lien Initial Term B Loan, 3 Month LIBOR +3.25%	6.05	9/29/2025	1,800,000	[b]	1,802,250
Gavilan Resources, Second Lien Term Loan, 1 Month LIBOR +6.00%	8.49	3/1/2024	4,935,000	[b]	3,954,193
GIP III Stetson I, Term Loan, 1 Month LIBOR +4.25%	6.73	7/18/2025	6,281,111	[b]	6,241,854
Granite Acquisition, First Lien Term B Loan, 3 Month LIBOR +3.50%	6.30	12/20/2021	5,348,664	[b]	5,357,035
Granite Acquisition, First Lien Term C Loan, 3 Month LIBOR +3.50%	6.30	12/20/2021	412,851	[b]	413,498
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%	10.05	12/19/2022	471,490	[b]	470,901
Keane Group Holdings, Term Loan, 1 Month LIBOR +3.75%	6.25	5/25/2025	1,886,488	[b]	1,814,169
Lucid Energy Group II Borrower, Term Loan, 1 Month LIBOR +3.00%	5.49	2/17/2025	6,730,718	[b]	6,310,048
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%	6.25	11/14/2025	3,555,430	[b]	3,564,319
Oryx Southern Delaware Holdings, Term Loan, 1 Month LIBOR +3.25%	5.74	2/28/2025	6,694,460	[b]	6,514,547
Oxbow Carbon, First Lien Term B Loan, 1 Month LIBOR +3.50%	5.99	1/4/2023	3,947,759	[b]	3,950,246

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Energy - 5.2% (continued)
Oxbow Carbon, Term Loan (Second Lien ), 1 Month LIBOR +7.50%		9.99	1/4/2024	2,107,143	[b]	2,112,411
					50,312,338
Environmental Control - 1.5%
EnergySolutions, Term Loan, 3 Month LIBOR +3.75%		6.55	5/9/2025	4,989,551	[b]	4,424,060
Filtration Group, Initial Dollar Term Loan, 1 Month LIBOR +3.00%		5.49	3/31/2025	2,834,071	[b]	2,830,529
GFL Environmental, 2018 Incremental Term Loan, 1 Month LIBOR +3.00%		5.49	5/30/2025	6,974,406	[b]	6,873,033
					14,127,622
Food Products - 1.0%
Albertson's, First Lien Initial Term B-7 Loan, 1 Month LIBOR +3.00%		5.49	11/17/2025	7,000,000	[b]	6,961,710
UTZ Quality Foods, First Lien Term Loan, 1 Month LIBOR +3.50%		5.99	11/21/2024	2,970,000	[b]	2,977,425
					9,939,135
Forest Products & Other - .1%
Dunn Paper, First Lien Term Loan, 1 Month LIBOR +4.75%		7.24	8/26/2022	791,756	[b]	790,766
Health Care - 11.6%
Agiliti Health, First Lien Delayed Draw Term B Loan, 1 Month LIBOR +3.00%		5.56	1/4/2026	5,923,089	[b,d]	5,930,493
Air Medical Group Holdings, 2018 Term Loan, 1 Month LIBOR +3.25%		5.74	4/28/2022	6,624,849	[b]	6,434,385
Air Methods, Term Loan, 3 Month LIBOR +3.50%		6.30	4/21/2024	3,112,409	[b]	2,533,377
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.74	8/30/2024	5,613,806	[b]	5,594,522
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.99	9/26/2024	3,752,500	[b]	3,596,771
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		10.24	9/26/2025	1,600,000	[b]	1,352,000
Auris Luxembourg III, First Lien Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	7/24/2025	1,000,000	[b]	1,142,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Health Care - 11.6% (continued)
Auris Luxembourg III, Term Loan B2, 3 Month LIBOR +3.75%	3.75	7/24/2025	4,650,000	[b]	4,658,138
Avantor, Initial B1 Dollar Term Loan, 3 Month LIBOR +3.75%	6.57	11/21/2024	4,467,334	[b]	4,484,891
Bausch Health Americas, First Incremental Term Loan, 1-3 Month LIBOR +2.75%	5.26	11/27/2025	4,581,013	[b]	4,573,294
Bausch Health Americas, Initial Term B Loan, 1 Month LIBOR +3.00%	5.51	6/2/2025	985,776	[b]	987,624
CVS Holdings I, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	5.25	2/6/2025	2,000,000	[b]	1,975,010
Dentalcorp Perfect Smile, First Lien Delayed Draw Term Loan, 1 Month LIBOR +3.75%	4.58	6/6/2025	908,711	[b,d]	901,333
Dentalcorp Perfect Smile, Term Loan, 1 Month LIBOR +3.75%	6.24	6/6/2025	3,624,049	[b]	3,594,622
Envision Healthcare, Initial Term Loan, 1 Month LIBOR +3.75%	6.24	10/10/2025	8,868,996	[b]	8,545,854
Femur Buyer, First Lien Term Loan, 3 Month LIBOR +4.50%	4.50	3/4/2026	1,402,313	[b]	1,388,290
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%	7.80	6/15/2021	4,992,939	[b]	4,999,181
Jaguar Holding Company II, 2018 Term Loan, 1 Month LIBOR +2.50%	4.99	8/18/2022	2,250,000	[b]	2,242,845
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%	5.55	6/7/2023	1,200,000	[b]	1,190,250
NVA Holdings, First Lien Term B-3 Loan, 1 Month LIBOR +2.75%	5.24	2/2/2025	3,039,875	[b]	2,980,993
Ortho Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.25%	5.75	6/30/2025	6,175,950	[b]	6,125,863
Petvet Care Centers, First Lien Delayed Draw Term Loan, 1 Month LIBOR +2.75%	5.24	2/14/2025	903,863	[b,d]	879,007
Petvet Care Centers, First Lien Term Loan, 1 Month LIBOR +2.75%	5.24	2/14/2025	3,058,053	[b]	2,973,956

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Health Care - 11.6% (continued)
Petvet Care Centers, Second Lien Term Loan, 1 Month LIBOR +6.25%	8.74	2/13/2026	1,488,652	[b]	1,466,322
PharMerica, First Lien Term Loan, 1 Month LIBOR +3.50%	5.98	12/6/2024	4,602,944	[b]	4,600,804
PharMerica, Second Lien Term Loan, 1 Month LIBOR +7.75%	10.23	12/5/2025	1,500,000	[b]	1,505,625
Sebia, Facility B-2 Term Loan, 3 Month LIBOR +3.50%	6.30	12/13/2024	2,075,000	[b]	2,055,972
Sound Inpatient Physicians, Second Lien Initial Loan, 1 Month LIBOR +6.75%	9.24	6/26/2026	2,974,297	[b]	2,966,862
Surgery Center Holdings, Term B Loan, 1 Month LIBOR +3.25%	5.75	9/2/2024	8,708,181	[b]	8,517,690
US Anesthesia Partners, First Lien Term Loan, 1 Month LIBOR +3.00%	5.49	6/24/2024	4,879,530	[b]	4,872,211
Wink Holdco, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	5.49	12/2/2024	4,743,016	[b]	4,687,286
Wink Holdco, Second Lien Initial Term Loan, 1 Month LIBOR +6.75%	9.25	12/1/2025	2,033,333	[b]	2,002,833
				111,761,237
Industrials - 4.4%
AI Alpine US Bidco, Facility B Term Loan, 3 Month LIBOR +3.25%	5.99	10/31/2025	5,619,818	[b]	5,535,520
Brand Energy & Infrastructure Services, Initial Term Loan, 2-3 Month LIBOR +4.25%	6.95	6/21/2024	5,722,002	[b]	5,604,901
DG Investment Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	5.49	2/3/2025	111,937	[b]	110,258
Dynasty Acquisition I, First Lien Term Loan, 3 Month LIBOR +4.00%	4.00	1/23/2026	2,186,813	[b]	2,195,976
Engineered Machinery Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	6.05	7/19/2024	2,752,225	[b]	2,674,819
IEA Energy Services, Initial Term Loan, 3 Month LIBOR +6.25%	9.05	11/14/2024	2,367,223	[b]	2,254,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Industrials - 4.4% (continued)
Loparex International, Term B Loan, 3 Month LIBOR +4.25%	7.05	4/11/2025	1,446,167	[b]	1,449,783
NCI Building Systems, Term Loan, 3 Month LIBOR +3.75%	6.55	4/12/2025	4,969,506	[b]	4,845,268
North American Lifting Holdings, First Lien Term Loan, 3 Month LIBOR +4.50%	7.30	11/27/2020	2,835,735	[b]	2,598,242
Standard Aero, First Lien Term Loan, 3 Month LIBOR +4.00%	4.00	1/23/2026	1,175,706	[b]	1,180,632
Titan Acquisition, Term Loan, 1 Month LIBOR +3.00%	5.49	3/28/2025	4,050,397	[b]	3,905,595
USIC Holdings, Term B Loan, 1 Month LIBOR +3.25%	5.74	12/8/2023	2,254,289	[b,d]	2,232,727
Vac Germany Holding, Term B Loan, 3 Month LIBOR +4.00%	6.80	3/8/2025	3,076,750	[b]	3,057,520
Verra Mobility, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	6.24	2/28/2025	4,323,563	[b]	4,350,585
				41,996,606
Information Technology - 8.2%
Ascend Learning, Term Loan, 1 Month LIBOR +3.00%	5.49	7/12/2024	4,817,794	[b]	4,781,660
Boxer Parent, Term Loan, 3 Month LIBOR +4.25%	7.05	10/2/2025	7,805,000	[b]	7,771,634
Capri Acquisitions BidCo, Initial Dollar Term Loan, 3 Month LIBOR +3.25%	5.99	11/1/2024	4,596,568	[b]	4,539,111
CCC Information Services, First Lien Term Loan, 1 Month LIBOR +3.00%	5.50	4/29/2024	3,000,000	[b]	2,972,190
Compuware, Senior Secured Term Loan, 1 Month LIBOR +3.50%	5.99	8/25/2025	1,770,977	[b]	1,780,947
Digicert Holdings, First Lien Term Loan, 1 Month LIBOR +4.00%	6.49	10/31/2024	6,424,722	[b]	6,403,296
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%	7.48	2/6/2026	5,503,322	[b]	5,517,768
Dynatrace, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.25%	5.74	8/22/2025	1,354,271	[b]	1,350,601
Greeneden US Holdings II, Dollar Term B-3 Loan, 1 Month LIBOR +3.25%	5.74	12/1/2023	8,230,419	[b]	8,156,345

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Information Technology - 8.2% (continued)
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	5.99	7/1/2024	6,111,220	[b]	6,132,854
Hyland Software, Second Lien Term Loan, 1 Month LIBOR +7.00%	9.49	7/7/2025	1,375,000	[b]	1,375,688
Kronos, 2018 New Incremental Term Loan, 3 Month LIBOR +3.00%	5.74	11/1/2023	618,899	[b]	617,352
Marcel Bidco, Term Loan B1, 3 Month LIBOR +3.25%	3.25	9/26/2025	4,869,977	[b]	4,827,365
Mitchell International, First Lien Term Loan, 1 Month LIBOR +3.25%	5.74	11/29/2024	1,962,072	[b]	1,919,161
Mitchell International, Second Lien Term Loan, 1 Month LIBOR +7.25%	9.74	12/1/2025	843,333	[b]	826,821
Press Ganey Holdings, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	5.24	10/23/2023	4,468,352	[b]	4,449,741
Press Ganey Holdings, Second Lien Term Loan, 1 Month LIBOR +6.50%	8.99	10/21/2024	269,664	[b]	270,226
Quest Software US Holdings, First Lien Term Loan, 3 Month LIBOR +4.25%	6.99	5/16/2025	7,106,848	[b]	7,091,319
RP Crown Parent, Term Loan, 1 Month LIBOR +2.75%	5.24	10/12/2023	4,500,511	[b]	4,469,593
Sophia, Tranche B Term Loan, 3 Month LIBOR +3.25%	6.05	9/30/2022	3,625,587	[b]	3,621,055
				78,874,727
Insurance - 5.3%
Alliant Holdings Intermediate, 2018 Initial Term Loan, 1 Month LIBOR +2.75%	5.23	5/9/2025	4,534,392	[b]	4,491,633
AssuredPartners, 2017 September Refinancing Term Loan, 1 Month LIBOR +3.25%	5.74	10/22/2024	6,605,076	[b]	6,563,794
Asurion, First Lien Initial Term B-7 Loan, 1 Month LIBOR +3.00%	5.49	11/3/2024	1,747,494	[b]	1,750,045
Asurion, Replacement B-6 Term Loan, 1 Month LIBOR +3.00%	5.49	11/3/2023	1,002,982	[b]	1,004,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Insurance - 5.3% (continued)
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%		8.99	8/4/2025	10,422,453	[b]	10,622,199
HUB International, Term Loan, 2-3 Month LIBOR +2.75%		5.38	4/25/2025	4,524,781	[b]	4,489,556
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.00%		6.49	2/28/2025	5,853,335	[b]	5,736,269
Mayfield Agency Borrower, Second Lien Term B Loan, 1 Month LIBOR +8.50%		10.99	3/2/2026	1,891,367	[b]	1,862,996
Sedgwick Claims Management Services, First Lien Initial Term B Loan, 1 Month LIBOR +3.25%		5.74	12/31/2025	5,651,440	[b]	5,633,327
USI, Term B Loan, 3 Month LIBOR +3.00%		5.80	5/16/2024	5,239,033	[b]	5,199,740
York Risk Services Holding, Initial Term Loan, 1 Month LIBOR +3.75%		6.24	10/1/2021	4,239,649	[b]	4,044,307
					51,398,101
Internet Software & Services - 3.1%
Infinitas Learning Netherlands, Facility B-3 Term Loan, 6 Month EURIBOR +3.75% @ Floor	EUR	3.75	5/3/2024	2,000,000	[b]	2,237,933
ION Trading Finance, Initial Dollar Term Loan, 2 Month LIBOR +4.00%		6.63	11/21/2024	3,495,199	[b]	3,329,177
ION Trading Finance, Initial Euro Term Loan, 2 Month EURIBOR +3.25% @ 1.00% Floor	EUR	4.25	11/21/2024	3,162,461	[b]	3,436,403
Rodan & Fields, Closing Date Term Loan, 1 Month LIBOR +4.00%		6.49	6/16/2025	5,365,284	[b]	4,936,061
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		5.49	9/28/2023	5,429,841	[b]	5,409,480
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		6.27	10/10/2025	6,025,430	[b]	5,995,303
Web.com Group, Second Lien Term Loan, 1 Month LIBOR +7.75%		10.27	10/9/2026	857,143	[b]	844,286
Weddingwire, Sr.Scd. Term Loan B, 3 Month LIBOR +4.50%		7.29	12/19/2025	3,813,333	[b]	3,820,483
					30,009,126

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Materials - 4.6%
Ball Metalpack Finco, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	6.99	7/31/2025	4,904,659	[b]	4,910,790
Berlin Packaging, First Lien Initial Term Loan, 1-3 Month LIBOR +3.00%	5.61	11/7/2025	3,440,593	[b]	3,388,984
BWAY, Term Loan, 3 Month LIBOR +3.25%	6.03	4/3/2024	5,901,810	[b]	5,797,525
Circor International, Term Loan, 1 Month LIBOR +3.50%	6.00	12/11/2024	4,544,232	[b]	4,459,027
Form Technologies, First Lien B1 Term Loan, 3 Month LIBOR +3.25%	5.77	1/28/2022	5,011,600	[b]	4,945,823
Murray Energy, Superpriority Term B-2 Loan, 3 Month LIBOR +7.25%	9.88	10/17/2022	6,382,928	[b]	5,277,883
Reynolds Group Holdings, Incremental Term Loan, 1 Month LIBOR +2.75%	5.24	2/5/2023	3,000,000	[b]	2,991,330
TecoStar Holdings, 2017 First Lien Term Loan, 1 Month LIBOR +3.50%	6.02	5/1/2024	6,331,012	[b]	6,291,443
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%	6.55	11/30/2023	5,844,799	[b]	5,844,799
				43,907,604
Media - 4.9%
Altice Financing, 2017 Term Loan, 1 Month LIBOR +2.75%	5.23	1/31/2026	2,562,713	[b]	2,495,442
Altice France, Incremental Term B Loan-13, 1 Month LIBOR +4.00%	6.49	8/14/2026	8,393,125	[b]	8,187,493
CSC Holdings, Incremental Term Loan, 3 Month LIBOR +3.00%	5.59	4/15/2027	5,934,895	[b]	5,942,314
NEP Group, First Lien Initial Term B Loan, 1 Month LIBOR +3.25%	5.74	10/19/2025	4,456,633	[b]	4,459,419
NEP Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	9.49	10/19/2026	2,850,196	[b]	2,800,317
Radiate Holdco, Term Loan, 1 Month LIBOR +3.00%	5.49	2/1/2024	7,879,542	[b]	7,849,403
Townsquare Media, Term B Loan, 1 Month LIBOR +3.00%	5.49	4/1/2022	3,791,591	[b]	3,753,675

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Media - 4.9% (continued)
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		5.24	3/15/2024	6,162,680	[b]	5,749,257
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%		5.73	8/18/2023	5,491,489	[b]	5,421,143
					46,658,463
Metals & Mining - .7%
Big River Steel, Closing Date Term Loan, 3 Month LIBOR +5.00%		7.80	8/23/2023	3,370,831	[b]	3,396,112
Covia Holdings, Term Loan, 3 Month LIBOR +3.75%		6.55	6/2/2025	3,945,136	[b]	3,444,104
					6,840,216
Real Estate - .5%
DTZ US Borrower, Closing Date Term Loan, 1 Month LIBOR +3.25%		5.74	8/21/2025	4,688,250	[b]	4,665,535
Retailing - 4.2%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%		7.49	9/25/2024	4,545,246	[b]	4,542,882
Comfort Holding, Term Loan, 1 Month LIBOR +4.75%		7.24	2/5/2024	2,701,875	[b]	2,563,417
Douglas, Facility B8 Term Loan, 3 Month EURIBOR +3.25% @ Floor	EUR	3.25	8/12/2022	811,546	[b]	794,783
Douglas, Term B-1 Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/12/2022	379,473	[b]	377,880
Douglas, Term B-2 Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/12/2022	113,228	[b]	112,753
Douglas, Term B-3 Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/12/2022	349,253	[b]	347,787
Douglas, Term B-4 Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/12/2022	130,804	[b]	130,255
Douglas, Term B-5 Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/12/2022	9,627	[b]	9,587
Douglas, Term B-6 Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/12/2022	158,902	[b]	158,235

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Retailing - 4.2% (continued)
Douglas, Term B-7 Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/12/2022	47,166	[b]	46,969
EG America, Additional Facility Term Loan, 3 Month LIBOR +4.00%		6.81	2/7/2025	1,748,616	[b]	1,708,188
Foundation Building Materials Holding, Term Loan, 1 Month LIBOR +3.25%		5.74	8/13/2025	3,948,684	[b]	3,889,454
Leslie's Poolmart, Term B-2 Loan, 2 Month LIBOR +3.50%		6.08	8/16/2023	4,052,313	[b]	3,951,735
Neiman Marcus Group , Term Loan, 1 Month LIBOR +3.25%		5.76	10/26/2020	2,191,379	[b]	2,018,994
NPC International , First Lien Term Loan, 1-2 Month LIBOR +3.50%		6.06	4/19/2024	4,368,574	[b]	4,118,474
Serta Simmons Bedding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		6.01	11/8/2023	3,234,000	[b]	2,708,475
SRS Distribution, Term Loan, 1 Month LIBOR +3.25%		5.74	5/23/2025	3,910,350	[b]	3,844,363
Staples, Term Loan, 1 Month LIBOR +4.00%		6.51	9/12/2024	5,735,480	[b]	5,706,544
Tacala Investment, First Lien Term Loan, 1 Month LIBOR +3.25%		5.74	1/31/2025	3,194,167	[b]	3,175,210
					40,205,985
Semiconductors & Semiconductor Equipment - .6%
Bright Bidco, 2018 Refinancing Term B Loan, 1-3 Month LIBOR +3.50%		6.10	6/30/2024	6,508,510	[b]	5,348,596
Technology Hardware & Equipment - 2.9%
Everi Payments, New Term Loan B, 3 Month LIBOR +3.50%		5.30	5/9/2024	7,513,012	[b]	7,494,230
Harland Clarke Holdings, Term Loan, 3 Month LIBOR +4.75%		7.55	11/3/2023	3,520,447	[b]	3,344,424
McAfee, Term B USD Loan, 1 Month LIBOR +3.75%		6.24	9/30/2024	5,771,954	[b]	5,792,271
McAfee, Term B USD Loan, 1 Month LIBOR +8.50%		10.99	9/29/2025	1,825,000	[b]	1,854,656
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		7.01	10/31/2025	4,172,839	[b]	4,110,247

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Technology Hardware & Equipment - 2.9% (continued)
Tempo Acquisition, Term Loan, 1 Month LIBOR +3.00%		5.49	5/1/2024	5,207,722	[b]	5,211,549
					27,807,377
Telecommunication Services - 4.2%
CenturyLink, Initial Term A Loan, 1 Month LIBOR +2.75%		5.24	11/1/2022	2,139,569	[b]	2,135,996
CenturyLink, Initial Term B Loan, 1 Month LIBOR +2.75%		5.24	1/31/2025	2,989,950	[b]	2,948,584
CommScope, Firest Lien Term Loan B2, 3 Month LIBOR +3.25%		3.25	2/6/2026	5,965,043	[b]	5,993,019
Consolidated Communications, Initial Term Loan, 1 Month LIBOR +3.00%		5.50	10/5/2023	2,625,000	[b]	2,564,297
Cyxtera DC Holdings, Second Lien Initial Term Loan, 1 Month LIBOR +7.25%		9.77	5/1/2025	2,775,000	[b]	2,546,063
GTT Communications, EMEA Term Loan, 1 Month EURIBOR +3.25% @ Floor	EUR	3.25	5/31/2025	2,487,500	[b]	2,764,868
Intelsat Jackson Holdings, Term B4 Loan, 1 Month LIBOR +4.50%		6.98	1/2/2024	3,619,048	[b]	3,689,167
Intelsat Jackson Holdings, Tranche B-3 Term Loan, 1 Month LIBOR +3.75%		6.23	11/27/2023	1,230,000	[b]	1,231,550
MTN Infrastructure TopCo , Term Loan, 1 Month LIBOR +3.00%		5.49	11/15/2024	3,000,000	[b]	2,989,230
Sprint Communications, Term Loan B, 3 Month LIBOR +3.00%		3.75	2/2/2024	5,658,333	[b]	5,607,069
West, Term Loan B, 1-3 Month LIBOR +4.00%		6.56	10/10/2024	8,055,388	[b]	7,654,270
					40,124,113
Utilities - 2.3%
Eastern Power, Term Loan, 1 Month LIBOR +3.75%		6.24	10/2/2023	7,321,856	[b]	7,292,129
EFS Cogen Holdings I, Term B Advance, 1-3 Month LIBOR +3.25%		5.96	6/28/2023	5,070,687	[b]	5,056,945
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%		6.24	6/3/2024	6,111,994	[b]	5,940,736

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Floating Rate Loan Interests - 89.7% (continued)
Utilities - 2.3% (continued)
Pike, 2018 Initial Term Loan, 1 Month LIBOR +3.50%	6.00	3/23/2025	3,497,240	[b] 3,502,329
				21,792,139
Total Floating Rate Loan Interests (cost $876,077,732)			861,346,282
			Shares
Exchange-Traded Funds - 1.3%
Registered Investment Companies - 1.3%
Invesco Senior Loan ETF			265,000	6,042,000
SPDR Blackstone / GSO Senior Loan ETF			131,500	6,126,585
Total Exchange-Traded Funds (cost $11,984,687)			12,168,585
	1-Day Yield (%)
Investment Companies - 4.4%
Registered Investment Companies - 4.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $42,527,002)	2.41		42,527,002	[e] 42,527,002
Total Investments (cost $993,822,048)			101.6%	975,997,992
Liabilities, Less Cash and Receivables			(1.6%)	(15,424,430)
Net Assets			100.0%	960,573,562

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $56,939,893 or 5.93% of net assets.

d Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-Cyclical	23.1
Communications	13.3
Technology	11.7
Industrial	10.7
Consumer, Cyclical	10.5
Financial	8.9
Energy	5.8
Investment Companies	5.7
Collateralized Loan Obligations	5.3
Basic Materials	4.3
Utilities	2.3
101.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/18 ($)	Purchases ($)	Sales ($)	Value 2/28/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	123,778,748	260,868,487	342,120,233	42,527,002	4.4	729,105

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS February 28, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Citigroup
United States Dollar	33,920,097	Euro	30,053,000	3/19/19	(318,349)
Gross Unrealized Depreciation					(318,349)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	951,295,046	933,470,990
Affiliated issuers	42,527,002	42,527,002
Cash		5,909,576
Cash denominated in foreign currency	2,973,165	2,984,222
Receivable for investment securities sold		27,633,646
Receivable for shares of Common Stock subscribed		5,472,861
Interest receivable		3,216,639
Unrealized appreciation on foreign currency transactions		77,487
Prepaid expenses		101,559
		1,021,393,982
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		488,677
Payable for investment securities purchased		58,768,024
Payable for shares of Common Stock redeemed		942,593
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		318,349
Directors fees and expenses payable		22,615
Accrued expenses		280,162
		60,820,420
Net Assets ($)		960,573,562
Composition of Net Assets ($):
Paid-in capital		1,023,280,264
Total distributable earnings (loss)		(62,706,702)
Net Assets ($)		960,573,562

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	32,075,422	1,836,693	96,632,169	830,029,278
Shares Outstanding	2,722,476	156,031	8,216,643	70,669,118
Net Asset Value Per Share ($)	11.78	11.77	11.76	11.75

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Income:
Interest	33,848,473
Dividends:
Unaffiliated issuers	232,947
Affiliated issuers	729,105
Total Income	34,810,525
Expenses:
Management fee—Note 3(a)	3,668,966
Loan commitment fees—Note 2	136,033
Shareholder servicing costs—Note 3(c)	109,925
Professional fees	89,726
Interest expense—Note 2	60,183
Directors’ fees and expenses—Note 3(d)	42,560
Registration fees	37,183
Prospectus and shareholders’ reports	20,575
Distribution fees—Note 3(b)	7,331
Custodian fees—Note 3(c)	737
Miscellaneous	127,407
Total Expenses	4,300,626
Less—reduction in expenses due to undertaking—Note 3(a)	(34,200)
Net Expenses	4,266,426
Investment Income—Net	30,544,099
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(21,058,461)
Net realized gain (loss) on forward foreign currency exchange contracts	2,393,878
Net Realized Gain (Loss)	(18,664,583)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(13,453,298)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(559,505)
Net Unrealized Appreciation (Depreciation)	(14,012,803)
Net Realized and Unrealized Gain (Loss) on Investments	(32,677,386)
Net (Decrease) in Net Assets Resulting from Operations	(2,133,287)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	30,544,099	46,324,063
Net realized gain (loss) on investments	(18,664,583)	(2,954,359)
Net unrealized appreciation (depreciation) on investments	(14,012,803)	(6,417,711)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,133,287)	36,951,993
Distributions ($):
Distributions to shareholders:
Class A	(947,861)	(726,137)
Class C	(46,497)	(68,485)
Class I	(2,142,583)	(884,361)
Class Y	(29,654,713)	(40,747,816)
Total Distributions	(32,791,654)	(42,426,799)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	31,610,866	12,526,410
Class C	108,505	431,944
Class I	114,239,375	30,962,912
Class Y	167,408,245	352,642,182
Distributions reinvested:
Class A	878,646	712,848
Class C	42,621	65,581
Class I	2,079,103	762,556
Class Y	9,217,998	12,908,518
Cost of shares redeemed:
Class A	(18,592,278)	(8,449,840)
Class C	(431,842)	(974,115)
Class I	(36,547,147)	(31,783,402)
Class Y	(435,521,664)	(116,114,361)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(165,507,572)	253,691,233
Total Increase (Decrease) in Net Assets	(200,432,513)	248,216,427
Net Assets ($):
Beginning of Period	1,161,006,075	912,789,648
End of Period	960,573,562	1,161,006,075

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	2,634,366	1,033,381
Shares issued for distributions reinvested	74,623	58,986
Shares redeemed	(1,573,870)	(698,732)
Net Increase (Decrease) in Shares Outstanding	1,135,119	393,635
Class Cb
Shares sold	9,222	35,761
Shares issued for distributions reinvested	3,625	5,430
Shares redeemed	(36,452)	(80,554)
Net Increase (Decrease) in Shares Outstanding	(23,605)	(39,363)
Class Ic
Shares sold	9,629,619	2,559,900
Shares issued for distributions reinvested	177,692	63,235
Shares redeemed	(3,107,966)	(2,632,716)
Net Increase (Decrease) in Shares Outstanding	6,699,345	(9,581)
Class Yc
Shares sold	14,163,859	29,213,576
Shares issued for distributions reinvested	784,289	1,071,834
Shares redeemed	(37,461,844)	(9,627,009)
Net Increase (Decrease) in Shares Outstanding	(22,513,696)	20,658,401

[a]Distributions to shareholders include only distributions from net investment income. Undistributed investment income-net was $7,396,559 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b]During the period ended August 31, 2018, 2,502 Class C shares representing $30,272 were automatically converted to 2,498 Class A shares.

[c]During the period ended February 28, 2019, 562,123 Class Y shares representing $6,663,217 were exchanged for 556,435 Class I shares and during the period ended August 31, 2018, 833,605 Class Y shares representing $10,051,397 were exchanged for 832,612 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2019		Year Ended August 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.07	12.13	12.06	12.29	12.64	12.50
Investment Operations:
Investment income—net [b]	.33	.51	.44	.47	.48	.38
Net realized and unrealized gain (loss) on investments	(.30)	(.11)	.05	(.21)	(.33)	.05
Total from Investment Operations	.03	.40	.49	.26	.15	.43
Distributions:
Dividends from investment income—net	(.32)	(.46)	(.42)	(.49)	(.48)	(.29)
Dividends from net realized gain on investments	-	-	-	-	(.02)	-
Total Distributions	(.32)	(.46)	(.42)	(.49)	(.50)	(.29)
Net asset value, end of period	11.78	12.07	12.13	12.06	12.29	12.64
Total Return (%)[c]	.32[d]	3.38	4.14	2.23	1.28	3.39[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[e]	.99	1.02	1.04	1.04	1.13[e]
Ratio of net expenses to average net assets	1.04[e]	.99	1.02	1.04	1.04	1.03[e]
Ratio of net investment income to average net assets	5.14[e]	4.19	3.61	3.98	3.88	3.17[e]
Portfolio Turnover Rate	51.43[d]	91.78	97.82	66.45	76.63	51.30[d]
Net Assets, end of period ($ x 1,000)	32,075	19,165	14,483	7,210	7,824	4,402

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2019		Year Ended August 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.06	12.11	12.04	12.28	12.63	12.50
Investment Operations:
Investment income—net[b]	.26	.41	.35	.38	.39	.28
Net realized and unrealized gain (loss) on investments	(.27)	(.10)	.05	(.22)	(.33)	.06
Total from Investment Operations	(.01)	.31	.40	.16	.06	.34
Distributions:
Dividends from investment income—net	(.28)	(.36)	(.33)	(.40)	(.39)	(.21)
Dividends from net realized gain on investments	-	-	-	-	(.02)	-
Total Distributions	(.28)	(.36)	(.33)	(.40)	(.41)	(.21)
Net asset value, end of period	11.77	12.06	12.11	12.04	12.28	12.63
Total Return (%)[c]	(.07)[d]	2.62	3.38	1.43	.47	2.73[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84[e]	1.78	1.81	1.84	1.84	1.98[e]
Ratio of net expenses to average net assets	1.79[e]	1.75	1.78	1.80	1.80	1.80[e]
Ratio of net investment income to average net assets	4.38[e]	3.40	2.85	3.22	3.11	2.40[e]
Portfolio Turnover Rate	51.43[d]	91.78	97.82	66.45	76.63	51.30[d]
Net Assets, end of period ($ x 1,000)	1,837	2,166	2,652	1,952	803	475

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended February 28, 2019		Year Ended August 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.05	12.11	12.05	12.28	12.62	12.50
Investment Operations:
Investment income—net[b]	.33	.54	.47	.50	.56	.43
Net realized and unrealized gain (loss) on investments	(.28)	(.10)	.05	(.20)	(.36)	.01
Total from Investment Operations	.05	.44	.52	.30	.20	.44
Distributions:
Dividends from investment income—net	(.34)	(.50)	(.46)	(.53)	(.52)	(.32)
Dividends from net realized gain on investments	-	-	-	-	(.02)	-
Total Distributions	(.34)	(.50)	(.46)	(.53)	(.54)	(.32)
Net asset value, end of period	11.76	12.05	12.11	12.05	12.28	12.62
Total Return (%)	.44[c]	3.68	4.47	2.49	1.58	3.59[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[d]	.77	.80	.81	.77	.85[d]
Ratio of net expenses to average net assets	.79[d]	.75	.78	.80	.77	.79[d]
Ratio of net investment income to average net assets	5.48[d]	4.45	3.87	4.22	4.19	3.40[d]
Portfolio Turnover Rate	51.43[c]	91.78	97.82	66.45	76.63	51.30[c]
Net Assets, end of period ($ x 1,000)	96,632	18,280	18,492	12,845	10,187	6,876

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2019		Year Ended August 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.03	12.09	12.03	12.27	12.63	12.50
Investment Operations:
Investment income—net[b]	.32	.54	.47	.51	.51	.36
Net realized and unrealized gain (loss) on investments	(.26)	(.10)	.05	(.22)	(.32)	.09
Total from Investment Operations	.06	.44	.52	.29	(.19)	.45
Distributions:
Dividends from investment income—net	(.34)	(.50)	(.46)	(.53)	(.53)	(.32)
Dividends from net realized gain on investments	-	-	-	-	(.02)	-
Total Distributions	(.34)	(.50)	(.46)	(.53)	(.55)	(.32)
Net asset value, end of period	11.75	12.03	12.09	12.03	12.27	12.63
Total Return (%)	.54[c]	3.60	4.51	2.54	1.56	3.59[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[d]	.72	.74	.76	.75	.86[d]
Ratio of net expenses to average net assets	.74[d]	.72	.74	.76	.75	.79[d]
Ratio of net investment income to average net assets	5.42[d]	4.46	3.91	4.27	4.14	3.41[d]
Portfolio Turnover Rate	51.43[c]	91.78	97.82	66.45	76.63	51.30[c]
Net Assets, end of period ($ x 1,000)	830,029	1,121,392	877,163	481,579	490,699	519,996

a  From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Floating Rate Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek high current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (“Alcentra”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized), Class T (75 million shares authorized) and Class Y (200 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations	-	51,435,965	-	51,435,965
Corporate Bonds†	-	8,520,158	-	8,520,158
Exchange-Traded Funds	12,168,585	-	-	12,168,585

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Floating Rate Loan Interests†	-	861,346,282	-	861,346,282
Investment Companies	42,527,002	-	-	42,527,002
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(318,349)	-	(318,349)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(e) Risk: The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests in Collateralized Loan Obligations (“CLOs”). CLO and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) which serve as collateral. The fund and other investors in CLO and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Therefore, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the fact that investments in CLO equity and junior debt tranches will likely be subordinate to other senior classes of CLO debt; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On February 28, 2019, the Board declared a cash dividend of $.048, $.041, $.050 and $.050 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on March 1, 2019, to shareholders of record as of the close of business on February 28, 2019. The ex-dividend date was March 1, 2019.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $30,223,031 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2018. The fund has $8,498,348 of short-term capital losses and $21,724,683 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: ordinary income $42,426,799. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit

Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 was approximately $3,586,700 with a related weighted average annualized interest rate of 3.38%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2018 through December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the annual fund operating expense for Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $34,200 during the period ended February 28, 2019.

Pursuant to a sub-investment advisory agreement between Dreyfus and Alcentra, Alcentra serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended February 28, 2019, the Distributor retained $815 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $7,331 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A and Class C shares were charged $46,437 and $2,444, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $9,502 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $737 pursuant to the custody agreement.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $471,519 Distribution Plan fees $1,047, Shareholder Services Plan fees $6,523, custodian fees $3,200, Chief Compliance Officer fees $5,254 and transfer agency fees $4,282, which are offset against an expense reimbursement currently in effect in the amount of $3,148.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2019, amounted to $557,829,455 and $702,349,502, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2019, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2019:

Average Market Value ($)
Forward contracts	50,036,661

At February 28, 2019, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $18,142,405, consisting of $2,111,577 gross unrealized appreciation and $20,253,982 gross unrealized depreciation.

At February 28, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 27-28, 2019, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe median for all periods except the four- and five-year periods when it was above the Performance Group median. The Board also considered that the fund’s yield performance was above the Performance Group median for one of the five periods ended December 31 and above the Performance Universe for three of the five periods ended December 31. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus representatives stated that Dreyfus has contractually agreed, until December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was somewhat concerned with the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

For More Information

Dreyfus Floating Rate Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DFLAX Class C: DFLCX Class I: DFLIX Class Y: DFLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 6240SA0219

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6